Label	Element	Value
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	103.50%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.10%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(13.90%)
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(9.00%)